Financial Income and Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income and Expense
Interest income Current accounts and deposits	€ 106,000	€ 5,000	€ 313,000
Current accounts and deposits	(406,000)	(355,000)	(129,000)
Interest expense Lease liability	(793,000)	(835,000)	(409,000)
Interest on loans and borrowings	(3,928,000)	(2,215,000)	(1,502,000)
Net foreign exchange benefit/(loss)	3,627,000	611,000	(1,989,000)
Total	(1,394,000)	(2,789,000)	(3,716,000)
Financial income	3,733,000	616,000	313,000
Interest income	106,000	5,000	313,000
Net foreign exchange benefit	3,627,000	611,000	0
Financial expenses	€ 5,127,000	€ 3,405,000	4,029,000
Interest costs			2,040,000
Net foreign exchange loss			€ 1,989,000